Average Annual Total Returns - Class A Shares Class C Shares Class R Shares Class Y Shares - Victory Integrity Discovery Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions 10 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell Microcap® Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell Microcap® Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell Microcap® Value Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	(7.17%)	6.21%	9.15%	(3.29%)	6.63%	8.94%	(1.93%)	6.94%	9.36%	(1.34%)	7.72%	10.06%	(1.34%)	6.15%	8.29%	(0.79%)	5.84%	7.95%	6.34%	10.50%	9.47%